VictoryShares Small Cap Free Cash Flow ETF Investment Objectives and Goals - VictoryShares Small Cap Free Cash Flow ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Small Cap Free Cash Flow ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Small Cap Free Cash Flow ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory U.S. Small Cap Free Cash Flow Index (the “Index”).